Interest Expense (Tables)	12 Months Ended
Jun. 30, 2024
Interest Expense [Abstract]
Schedule of Interest Expense
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Interest expense on loan payables to related companies	186,862	344,155	240,153	50,926
Interest on lease liabilities (Note 11)	232,582	210,365	182,280	38,654
Lease modification	-	112,352	-	-
	419,444	666,872	422,433	89,580